Parent only financial information (Tables)	12 Months Ended
Dec. 31, 2022
Parent only financial information
Schedule of Condensed Balance Sheets

(a)    Condensed Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	162,974	22,710
Total current asset	162,974	22,710
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,764,671	1,533,937
Total non-current asset	1,764,671	1,533,937
Total assets	1,927,645	1,556,647
Liabilities
Current liability
Accrued expenses and other current liabilities	28,207	27,225
Total current liability	28,207	27,225
Total liabilities	28,207	27,225
Equity
Class A ordinary shares	1	1
Additional paid-in capital	5,031,772	5,051,631
Accumulated other comprehensive loss	(404,877)	(393,841)
Accumulated deficit	(2,727,458)	(3,128,369)
Total equity	1,899,438	1,529,422

Total liabilities and equity	1,927,645	1,556,647

Schedule of Condensed Statements of Results of Operations

(b)    Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	(13,607)	(13,058)	(167,076)
Total operating expenses	(13,607)	(13,058)	(167,076)
Loss from operations	(13,607)	(13,058)	(167,076)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(115,964)	(626,570)	(244,039)
Other income:
Interest income, net	3,366	2,462	957
Other income, net	—	—	9,247
Loss before income tax	(126,205)	(637,166)	(400,911)
Net loss	(126,205)	(637,166)	(400,911)
Net loss attributable to ordinary shareholders	(126,205)	(637,166)	(400,911)

Schedule of Condensed statements of cash flows

(c)    Condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash used in operating activities	(5,894)	(18,400)	(5,064)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(115,569)	(128,192)	—
Investment in short-term investments	(1,185,713)	—	(168,198)
Proceeds from redemption of short-term investments	1,185,713	—	18,826
Net cash used in investing activities	(115,569)	(128,192)	(149,372)
Cash flows provided by financing activities:
Proceeds from initial public offering, net of offering cost	—	—	3,136
Net cash provided by financing activities	—	—	3,136
Effect of exchange rate changes on cash and cash equivalents	—	—	11,036
Net decrease in cash and cash equivalents	(121,463)	(146,592)	(140,264)
Cash and cash equivalents at the beginning of the year	431,029	309,566	162,974
Cash and cash equivalents at the end of the year	309,566	162,974	22,710